NAME OF REGISTRANT
Franklin Investors Securities Trust
File No. 81104986

EXHIBIT ITEM Terms of new or amended securities
GOF P10 0618
SUPPLEMENT DATED JUNE 8 2018
TO THE CURRENTLY EFFECTIVE PROSPECTUS
OF EACH OF THE FUNDS LISTED BELOW

Franklin Investors Securities Trust
Franklin Adjustable U.S. Government
Securities Fund
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Total Return Fund

Notice of Automatic Conversion of Class C Shares to Class A Shares after 10Year Holding Period

At Board meetings held on February 26 and 27 2018 the Board of Trustees approved an automatic conversion feature for the Funds Class C shares which includes Class C1 shares as applicable that will automatically convert shareholders Class C shares into Class A shares of the same
Fund after they have been held for 10 years. After conversion your new shares will be subject to Class A shares lower Rule 12b1 fees. The conversion feature will become effective on or about October 5 2018. Later that month Class C shares of the Fund that have been outstanding for 10 years or more will automatically convert to Class A shares of such Fund on the basis of the relative net asset values of the two classes. Thereafter Class C shares of the Fund will convert automatically to Class A shares of such Fund on a monthly basis in the month of or the month following the 10year anniversary of the Class C shares purchase date. Class C shares of the Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the conversion date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions.
Shareholders will not pay a sales charge including a contingent deferred sales charge upon the conversion of their Class C shares to Class A shares pursuant to this conversion feature. The automatic conversion of the Funds Class C shares into Class A shares after the 10year holding period is not expected to be a taxable event for federal income tax purposes. Shareholders should consult with their tax advisor regarding the state and local tax consequences of such conversions.
 Class C shares held through a financial intermediary in an omnibus account will be converted into Class A shares only if the intermediary can document that the shareholder has met the required holding period.
 In certain circumstances when shares are invested through retirement plans omnibus accounts and in certain other instances the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares and the financial intermediary may not have the ability to track purchases to credit individual shareholders holding periods. This primarily occurs when shares are invested through certain record keepers for group retirement plans where the intermediary cannot track share aging at the participant level. In these circumstances the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances it is the responsibility of the shareholder or their financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediarys and not the Funds responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares eligibility for this conversion feature.
Also effective October 5 2018 new accounts or plans may not be eligible to purchase Class C shares of the Fund if it is determined that the intermediary cannot track shareholder holding periods to determine whether a shareholders Class C shares are eligible for conversion to Class A shares. Accounts or plans and their successor related and affiliated plans that have Class C shares of the Fund available to participants on or before October 5 2018 may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts. The Fund has no responsibility for overseeing monitoring or implementing a financial intermediarys process for determining whether a shareholder meets the required holding period for conversion.
A financial intermediary may sponsor andor control accounts programs or platforms that impose a different conversion schedule or different eligibility requirements for the conversion of Class C shares into Class A shares. In these cases Class C shareholders may convert to Class A shares under the policies of the financial intermediary and the conversion may be structured as an exchange of Class C shares for Class A shares of the same Fund. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares conversion from Class C shares to Class A shares.